FAIR VALUE MEASUREMENTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Change in warrants liability that were measured at fair value on a recurring basis using significant Level 3 inputs
Balance at beginning of year	$ 30,437	¥ 198,600	¥ 1,490,844
Issuance of warrants	259,649	1,694,208
Fair value change on warrants liability recognized in other comprehensive income	(5,801)	(37,851)	(1,292,244)
Balance at the end of the year	$ 284,285	¥ 1,854,957	¥ 198,600